FAIR VALUE MEASUREMENTS (Schedule of fair value of financial assets and liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	$ 1,035,336	$ 925,543
Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	463,120	315,784
Corporate debentures and commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,398	1,001
Available For Sale Marketable Securities	352,665	319,844
Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	11,861	1,194
Available For Sale Marketable Securities	206,292	287,720
Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	463,120	315,784
Level 1 [Member] | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	463,120	315,784
Level 1 [Member] | Corporate debentures and commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Available For Sale Marketable Securities	0	0
Level 1 [Member] | Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Available For Sale Marketable Securities	0	0
Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value Money Market And Marketable Securities	572,216	609,759
Level 2 [Member] | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	0	0
Level 2 [Member] | Corporate debentures and commercial paper [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	1,398	1,001
Available For Sale Marketable Securities	352,665	319,844
Level 2 [Member] | Government debentures [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash equivalents	11,861	1,194
Available For Sale Marketable Securities	$ 206,292	$ 287,720